Investment in Related Party - Schedule of Investment in Related Party (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investment in Accustem Sciences Inc [member]
Schedule of Investment in Related Party [Line Items]
Investment	$ 599	$ 837
Movement in fair value	662	(288)
Additional shares issued	166
Total	1,427	599
OKYO Pharma Ltd [member]
Schedule of Investment in Related Party [Line Items]
Investment	2,990	3,717
Movement in fair value	1,091	(1,522)
Additional shares issued		795
Additional shares sold	(3,064)
Total	$ 1,017	$ 2,990